Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Cash and equivalents	$ 3,445	$ 4,526
Marketable securities and short-term investments	712	1,083
Receivables, net	6,386	5,861
Contract assets	1,082	1,141
Inventories, net	4,284	3,737
Prepaid expenses	176	159
Other current assets	616	585
Current assets held for sale	5,164	5,043
Total current assets	21,865	22,135
Property, plant and equipment, net	4,133	3,804
Goodwill	10,764	9,536
Other intangible assets, net	2,607	2,425
Prepaid pension and other employee benefits	83	143
Investments in equity-accounted companies	87	72
Deferred taxes	1,006	1,212
Other non-current assets	469	571
Non-current assets held for sale	3,427	3,560
Total assets	44,441	43,458
Accounts payable, trade	4,424	3,736
Contract liabilities	1,707	1,792
Short-term debt and current maturities of long-term debt	2,031	726
Provisions for warranties	948	909
Other provisions	1,372	1,277
Other current liabilities	3,780	3,509
Current liabilities held for sale	4,185	4,520
Total current liabilities	18,447	16,469
Long-term debt	6,587	6,682
Pension and other employee benefits	1,828	1,589
Deferred taxes	927	1,050
Other non-current liabilities	1,689	1,849
Non-current liabilities held for sale	429	470
Total liabilities	29,907	28,109
Commitments and contingencies
Stockholders' equity:
Common stock, CHF 0.12 par value (2,168,148,264 issued shares at December 31, 2018 and 2017)	188	188
Additional paid-in capital	56	29
Retained earnings	19,839	19,594
Accumulated other comprehensive loss	(5,311)	(4,345)
Treasury stock, at cost ( 36,185,858 and 29,541,775 shares at December 31, 2018 and 2017, respectively)	(820)	(647)
Total ABB stockholders' equity	13,952	14,819
Noncontrolling interests	582	530
Total stockholders' equity	14,534	15,349
Total liabilities and stockholders' equity	$ 44,441	$ 43,458